Long-Term Debt and Capital Lease Obligations (Details) (USD $)	0 Months Ended	11 Months Ended	12 Months Ended								12 Months Ended			11 Months Ended	12 Months Ended
	Mar. 11, 2011	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Capital Lease Obligations [Member]	Dec. 31, 2010 Capital Lease Obligations [Member]	Dec. 31, 2011 Term Loan [Member]	Mar. 31, 2011 Term Loan [Member]	Dec. 31, 2010 Term Loan [Member]	Dec. 31, 2011 Convertible Senior Notes [Member]	Dec. 31, 2010 Convertible Senior Notes [Member]	Nov. 30, 2007 Convertible Senior Notes [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Feb. 10, 2011 Line of Credit [Member]	Dec. 30, 2011 Delayed Draw Term Loan [Member]	Feb. 10, 2011 Delayed Draw Term Loan [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations		$ 175,300,000	$ 175,300,000	$ 202,799,000		$ 1,814,000	$ 2,799,000	$ 144,375,000	$ 150,000,000	$ 0	$ 29,111,000	$ 200,000,000	$ 200,000,000
Less: current portion		(8,508,000)	(8,508,000)	(1,033,000)
Long-term debt and capital lease obligations		166,792,000	166,792,000	201,766,000
Stated percentage rate													2.625%
Terms of conversion feature											The Notes pay interest semiannually at an annual rate of 2.625% and are convertible into shares of our common stock at an initial conversion rate of 30.6279 shares per $1,000 principal amount of the Notes subject to adjustment upon the occurrence of specified events, which represents an initial conversion price of $32.65 per share.
Description of redemption price											The holder of the Notes may convert at any time on or prior to the close of business on the business day immediately preceding the maturity date of Notes. Beginning on December 6, 2011, we may redeem the notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the Notes, plus accrued and unpaid interest, if the closing price of our common stock has exceeded 140% of the conversion price for at least 20 days during any consecutive 30-day trading period. Additionally, if we experience a fundamental change event, as defined in the indenture governing the Notes (Indenture), the holders may require us to purchase for cash all or a portion of the Notes, for 100% of the principal amount of the notes, plus accrued and unpaid interest. If upon a fundamental change event, a holder elects to convert its Notes, we may, under certain circumstances, increase the conversion rate for the Notes surrendered.
Extinguishment of debt, amount	170,900,000		170,889,000	0	0
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees	4,100,000	4,100,000
Maximum borrowing capacity, line of credit																200,000,000		150,000,000
Availability of increased borrowing on the line of credit upon request														100,000,000
One month LIBOR interest rate																	0.30%
Interest rate description															Borrowings under the Senior Credit Facility will bear interest at the sum of a base rate or a Eurodollar rate plus an applicable margin that ranges from 0.0% to 2.75%, depending on the type of loan and our consolidated leverage ratio.
Debt instrument, deferred financing charges																2,900,000
Line of credit facility, amount outstanding		175,300,000	175,300,000	202,799,000		1,814,000	2,799,000	144,375,000	150,000,000	0	29,111,000	200,000,000	200,000,000
Line of credit facility, interest rate at period end																	2.25%
Debt instrument, semiannual interest rate			2.65%
Debt instrument, convertible, conversion ratio			30.6279
Potential cash payment to ensure compliance with leverage ratio																			30,000,000	50,000,000
Conversion price (in dollars per share)											$ 32.65
Debt instrument, convertible, redemption price as a percent of the principal			100.00%
Debt instrument, convertible, threshold percentage of the conversion price			140.00%
Debt instrument, convertible, minimum consecutive period			20 days
Debt instrument, convertible, trading period			30 days
Debt instrument, convertible, purchase price as a percent of principal amount if fundamental change event occurs			100.00%
Maturities of Long-term Obligations [Abstract]
2012		7,500,000	7,500,000
2013		13,125,000	13,125,000
2014		44,111,000	44,111,000
2015		20,625,000	20,625,000
2016		88,125,000	88,125,000
Long-term Debt		173,486,000	173,486,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments [Abstract]
2012		1,080,000	1,080,000
2013		849,000	849,000
2014		18,000	18,000
2015		3,000	3,000
2016		0	0
Total minimum payments		1,950,000	1,950,000
Less amount representing interest		(136,000)	(136,000)
Present value of minimum lease payments		1,814,000	1,814,000
Current portion		(1,008,000)	(1,008,000)
Long-term portion		$ 806,000	$ 806,000